CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Total	Share capital	Contributed surplus	Accumulated other comprehensive income (loss)	Retained earnings
Balance (in shares) at Dec. 31, 2017		219,199,000
Balance at Dec. 31, 2017	$ 2,051,375	$ 159,170	$ 25,208	$ 13,540	$ 1,853,457
Changes in equity [abstract]
Share-based compensation	19,351		19,351
Shares issued under employee share purchase plan (in shares)		57,000
Shares issued under employee share purchase plan	1,722	$ 1,722
Shares issued pursuant to exercise of stock options (in shares)		110,000
Shares issued pursuant to exercise of stock options	1,683	$ 2,412	(729)
Shares issued or distributed pursuant to vesting of restricted share units (in shares)		226,000
Shares issued or distributed pursuant to vesting of restricted share units	$ (6,142)	$ 5,952	(12,094)
Shares repurchased for cancellation (note 13(d)) (in shares)	(12,634,693)	(12,635,000)
Shares repurchased for cancellation (note 13(d))	$ (367,529)	$ (9,231)			(358,298)
Share repurchases for settlement of non-Treasury RSUs (note 13(e)) (in shares)		(225,000)
Share repurchases for settlement of non-Treasury RSUs (note 13(e))	(7,229)	$ (167)			(7,062)
Dividends declared	(94,566)		754		(95,320)
Transactions with shareholders of the Company recognized directly in equity (in shares)		(12,467,000)
Transactions with shareholders of the Company recognized directly in equity	(452,710)	$ 688	7,282		(460,680)
Cash flow hedges (note 14(d))	(10,158)			(10,158)
Actuarial loss on employee benefit obligations (note 12(a))	(1,694)				(1,694)
Net earnings	350,774				350,774
Comprehensive income	$ 338,922			(10,158)	349,080
Balance (in shares) at Dec. 30, 2018	206,732,436	206,732,000
Balance at Dec. 30, 2018	$ 1,936,072	$ 159,858	32,490	3,382	1,740,342
Changes in equity [abstract]
Share-based compensation	16,115		16,115
Shares issued under employee share purchase plan (in shares)		50,000
Shares issued under employee share purchase plan	1,651	$ 1,651
Shares issued pursuant to exercise of stock options (in shares)		443,000
Shares issued pursuant to exercise of stock options	8,824	$ 12,198	(3,374)
Shares issued or distributed pursuant to vesting of restricted share units (in shares)		267,000
Shares issued or distributed pursuant to vesting of restricted share units	$ (6,001)	$ 7,415	(13,416)
Shares repurchased for cancellation (note 13(d)) (in shares)	(8,217,715)	(8,218,000)
Shares repurchased for cancellation (note 13(d))	$ (257,233)	$ (6,738)			(250,495)
Share repurchases for settlement of non-Treasury RSUs (note 13(e)) (in shares)		(262,000)
Share repurchases for settlement of non-Treasury RSUs (note 13(e))	(7,008)	$ (166)			(6,842)
Dividends declared	(110,346)		954		(111,300)
Transactions with shareholders of the Company recognized directly in equity (in shares)		(7,720,000)
Transactions with shareholders of the Company recognized directly in equity	(353,998)	$ 14,360	279		(368,637)
Cash flow hedges (note 14(d))	(3,917)			(3,917)
Actuarial loss on employee benefit obligations (note 12(a))	(1,296)				(1,296)
Net earnings	259,809				259,809
Comprehensive income	$ 254,596			(3,917)	258,513
Balance (in shares) at Dec. 29, 2019	199,012,156	199,012,000
Balance at Dec. 29, 2019	$ 1,834,494	$ 174,218	$ 32,769	$ (535)	$ 1,628,042